UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

BISHOP STREET FUNDS® SEMI-ANNUAL REPORT JUNE 30, 2022 HAWAII MUNICIPAL BOND FUND INVESTMENT ADVISER BISHOP STREET CAPITAL MANAGEMENT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Fund’s website at http://www.bishopstreetfunds. com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

1

Hawaii Municipal Bond Fund

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments
1.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.7%
2.	University of Hawaii, Ser F	5.000%	10/01/35	2.2%
3.	Hawaii State, Ser FW	5.000%	01/01/37	1.9%
4.	Hawaii State, Department of Budget & Finance	3.200%	07/01/39	1.8%
5.	Hawaii State, Ser FK	5.000%	05/01/29	1.8%
6.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/28	1.7%
7.	Hawaii State, Ser ET	4.000%	10/01/26	1.7%
8.	Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	1.7%
9.	Maui County	5.000%	03/01/34	1.5%
10.	Honolulu Hawaii City & County, Ser A	5.000%	10/01/37	1.3%

† Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 97.2%
California – 1.2%
	Milpitas Unified School District, Ser A, GO
$ 35	5.000%, 08/01/22, Pre-Refunded @ 100(A)	$35
	North Orange County, Community College District, Ser B, GO
85	4.000%, 08/01/22	85

Bishop Street Funds	2

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
California – (continued)
	Orange County, Water District, Ser A, RB
$ 1,050	5.000%, 08/15/23, Pre-Refunded @ 100(A)	$1,088
	San Mateo Foster City School District, Ser C, GO
35	3.500%, 08/01/22, Pre-Refunded @ 100(A)	35
	University of California, Ser AF, RB
255	5.000%, 05/15/23, Pre-Refunded @ 100(A)	262

		1,505

Colorado – 0.1%
	Denver City & County, School District No. 1, Ser B, GO, ST AID WITHHLDG Insured
100	5.000%, 12/01/22, Pre-Refunded @ 100(A)	101

Florida – 0.2%
	Miami-Dade County, School Board, Ser D, COP
205	5.000%, 02/01/27	220

Hawaii – 92.6%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	259
180	5.000%, 09/01/24	191
600	5.000%, 09/01/26	658
100	5.000%, 09/01/27	109
510	5.000%, 09/01/30	553
440	5.000%, 09/01/33	481
30	5.000%, 09/01/35	33
335	5.000%, 09/01/36	364
1,500	4.000%, 09/01/35	1,550
130	4.000%, 09/01/36	135
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	478
110	5.000%, 09/01/27	120
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	217
300	5.000%, 09/01/27	328
	Hawaii State, Airports System Authority, Ser A, RB, AMT
360	5.000%, 07/01/31	388

June 30, 2022	3	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 1,000	5.000%, 07/01/36	$1,086
2,000	5.000%, 07/01/45	2,052
1,000	4.000%, 07/01/39	973
	Hawaii State, Airports System Authority, Ser B, RB, AMT
1,000	5.000%, 07/01/24	1,047
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	111
1,025	5.000%, 07/01/29	1,154
450	5.000%, 07/01/33	502
260	4.000%, 07/01/39	259
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
1,090	6.000%, 07/01/33	1,133
310	4.000%, 01/01/24	317
	Hawaii State, Department of Budget & Finance, RB
155	5.500%, 07/01/43	160
475	5.125%, 07/01/31	489
300	5.000%, 07/01/26	309
315	5.000%, 07/01/28	324
340	5.000%, 07/01/29	350
95	4.625%, 07/01/27	97
140	4.000%, 01/01/26	141
250	4.000%, 01/01/31	243
350	3.250%, 01/01/25	351
2,695	3.200%, 07/01/39	2,240
1,000	3.100%, 05/01/26	992
	Hawaii State, Department of Budget & Finance, Ser A, RB
250	5.000%, 07/01/22	250
575	5.000%, 07/01/26	592
350	5.000%, 07/01/27	375
75	5.000%, 07/01/29	80
815	5.000%, 07/01/30	863
3,170	5.000%, 07/01/35	3,305
1,330	4.000%, 07/01/40	1,284
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	797

Bishop Street Funds	4

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
$ 505	5.000%, 11/01/26	$558
	Hawaii State, Department of Hawaiian Home Lands, RB
240	5.000%, 04/01/24	252
580	5.000%, 04/01/25	622
500	5.000%, 04/01/27	557
60	5.000%, 04/01/29	66
65	5.000%, 04/01/31	71
	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB
350	4.000%, 11/01/22	353
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,045	5.000%, 08/01/27	1,066
2,075	5.000%, 08/01/28	2,114
	Hawaii State, Department of Transportation, COP, AMT
500	5.250%, 08/01/25	513
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/24	1,053
1,000	5.000%, 07/01/26	1,093
450	4.000%, 07/01/36	454
	Hawaii State, Harbor System Revenue, Ser C, RB
1,250	4.000%, 07/01/32	1,333
75	4.000%, 07/01/38	76
1,000	4.000%, 07/01/39	1,014
800	4.000%, 07/01/40	809
	Hawaii State, Highway Revenue, RB
1,080	5.000%, 01/01/37	1,218
355	5.000%, 01/01/40	398
	Hawaii State, Highway Revenue, Ser A, RB
125	5.000%, 01/01/24	131
215	5.000%, 01/01/25	227
1,025	5.000%, 01/01/30	1,120
1,045	5.000%, 01/01/33	1,091
510	4.000%, 01/01/32	529
250	4.000%, 01/01/36	255
	Hawaii State, Highway Revenue, Ser B, RB
260	5.000%, 01/01/24	272

June 30, 2022	5	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
$ 1,000	5.000%, 05/01/34	$1,000
	Hawaii State, Ser EE, GO
185	5.000%, 11/01/22, Pre-Refunded @ 100(A)	187
	Hawaii State, Ser EE-2017, GO
85	5.000%, 11/01/22, Pre-Refunded @ 100(A)	86
	Hawaii State, Ser EF, GO
1,115	5.000%, 11/01/22, Pre-Refunded @ 100(A)	1,128
	Hawaii State, Ser EH, GO
975	5.000%, 08/01/23, Pre-Refunded @ 100(A)	1,009
	Hawaii State, Ser EH-2017, GO
95	5.000%, 08/01/23 (B)	98
	Hawaii State, Ser EO, GO
1,460	5.000%, 08/01/24, Pre-Refunded @ 100(A)	1,548
1,210	5.000%, 08/01/29	1,275
1,105	5.000%, 08/01/30	1,163
	Hawaii State, Ser EP, GO
75	5.000%, 08/01/24, Pre-Refunded @ 100(A)	80
	Hawaii State, Ser ET, GO
450	5.000%, 10/01/25, Pre-Refunded @ 100(A)	490
2,000	4.000%, 10/01/26	2,108
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	53
450	3.000%, 04/01/35	424
	Hawaii State, Ser FG, GO
130	5.000%, 10/01/27	143
125	5.000%, 10/01/28	138
515	5.000%, 10/01/30	564
210	5.000%, 10/01/31	229
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	132
75	4.000%, 10/01/31	79
	Hawaii State, Ser FK, GO
1,990	5.000%, 05/01/29	2,208
	Hawaii State, Ser FN-REF, GO
685	5.000%, 10/01/30	762

Bishop Street Funds	6

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
	Hawaii State, Ser FT, GO
$ 170	5.000%, 01/01/30	$190
835	5.000%, 01/01/31	929
	Hawaii State, Ser FW, GO
975	5.000%, 01/01/30	1,105
2,040	5.000%, 01/01/37	2,258
1,210	5.000%, 01/01/39	1,330
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
680	5.000%, 07/01/22, Pre-Refunded @ 100(A)	680
235	5.000%, 07/01/23	243
525	5.000%, 07/01/24	555
250	5.000%, 07/01/24, Pre-Refunded @ 100(A)	265
1,000	5.000%, 07/01/25	1,058
500	5.000%, 07/01/26	551
100	5.000%, 07/01/27	112
900	5.000%, 07/01/28	1,023
400	5.000%, 07/01/34	465
50	4.500%, 07/01/22, Pre-Refunded @ 100(A)	50
1,000	4.000%, 07/01/38	1,017
1,000	4.000%, 07/01/40	1,013
	Honolulu Hawaii City & County, GO
135	5.000%, 09/01/23	140
250	4.000%, 09/01/33	262
690	3.000%, 07/01/33	664
1,330	3.000%, 07/01/34	1,255
	Honolulu Hawaii City & County, Ser A, GO
50	5.000%, 11/01/22, Pre-Refunded @ 100(A)	51
1,000	5.000%, 10/01/23	1,040
360	5.000%, 10/01/29	388
800	5.000%, 10/01/31	859
555	5.000%, 09/01/32	613
1,420	5.000%, 10/01/32	1,522
200	5.000%, 10/01/36	213
1,515	5.000%, 10/01/37	1,615
1,175	5.000%, 09/01/38	1,298
25	4.000%, 11/01/22, Pre-Refunded @ 100(A)	25
750	4.000%, 07/01/34	788

June 30, 2022	7	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
	Honolulu Hawaii City & County, Ser B, GO
$ 40	5.000%, 09/01/22	$40
280	5.000%, 11/01/22	283
200	5.000%, 11/01/24	202
1,010	5.000%, 11/01/25	1,021
	Honolulu Hawaii City & County, Ser C, GO
755	5.000%, 08/01/34	848
400	5.000%, 07/01/38	447
1,400	5.000%, 08/01/44	1,535
225	4.000%, 08/01/22	225
1,200	4.000%, 08/01/23	1,230
1,400	4.000%, 10/01/32	1,457
165	3.000%, 10/01/28	167
	Honolulu Hawaii City & County, Ser D, GO
805	5.000%, 07/01/23	831
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	710
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100(A)	1,083
500	5.000%, 07/01/39	555
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
50	5.000%, 07/01/22	50
115	5.000%, 07/01/22, Pre-Refunded @ 100(A)	115
775	5.000%, 07/01/26	837
500	5.000%, 07/01/27	562
500	5.000%, 07/01/34	583
575	5.000%, 07/01/49	629
1,420	4.000%, 07/01/39	1,424
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
25	4.000%, 07/01/22, Pre-Refunded @ 100(A)	25
100	4.000%, 07/01/32	104
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
105	5.000%, 07/01/27	113
	Kauai County, GO
175	5.000%, 08/01/26	193

Bishop Street Funds	8

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 75	5.000%, 08/01/27	$84
65	5.000%, 08/01/28	73
25	5.000%, 08/01/30	28
250	5.000%, 08/01/37	273
125	4.000%, 08/01/33	131
	Kauai County, Ser A, GO (A)
500	5.000%, 08/01/22, Pre-Refunded @ 100	501
315	4.000%, 08/01/22, Pre-Refunded @ 100	316
	Maui County, GO
460	5.000%, 03/01/24	483
430	5.000%, 03/01/27	481
450	5.000%, 03/01/29	517
1,550	5.000%, 03/01/34	1,780
450	4.000%, 03/01/36	472
	Maui County, RB
1,500	3.250%, 09/01/36	1,449
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,598
1,000	4.000%, 10/01/23	1,027
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	744
100	3.000%, 10/01/30	100
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,612
1,430	5.000%, 10/01/32	1,552
	University of Hawaii, Ser F, RB
100	5.000%, 10/01/27	113
2,425	5.000%, 10/01/35	2,648

		114,717

Kentucky – 0.2%
	Kentucky State, Public Energy Authority, Ser B, RB
200	4.000%, 07/01/22	200

Massachusetts – 0.1%
	Massachusetts State, Port Authority, Ser B, RB
50	4.000%, 07/01/22 (B)	50

June 30, 2022	9	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Massachusetts – (continued)
	Massachusetts State, School Building Authority, Ser A, RB
$ 95	4.000%, 08/15/22 (B)	$95

		145

New York – 0.9%
	New York City, Metropolitan Transportation Authority, Ser B, RB
75	5.000%, 11/15/23	78
	New York City, Metropolitan Transportation Authority, Ser C, RB
55	5.000%, 11/15/22 (B)	56
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,043

		1,177

Oklahoma – 0.4%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	554
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	20

		574

Texas – 0.9%
	City of Killeen, GO
55	5.000%, 08/01/22, Pre-Refunded @ 100(A)	55
	City of San Antonio, GO
60	4.000%, 08/01/22, Pre-Refunded @ 100(A)	60
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,069

		1,184

Utah – 0.4%
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
450	4.000%, 10/15/40	440

Bishop Street Funds	10

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Washington – 0.2%
	Grant & Douglas Counties, School District No. 165-55J Ephrata, GO, SCH BD GTY Insured
$ 200	5.000%, 12/01/22	$203

TOTAL MUNICIPAL BONDS (Cost $127,113)		120,466

Shares

CASH EQUIVALENT — 1.0%
1,256,731	First American Treasury Obligations Fund, 1.310% (C) (Cost $1,257)	1,257

TOTAL INVESTMENTS (Cost $128,370) — 98.2%		$121,723

Percentages are based on Net Assets of $123,893 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of June 30, 2022.

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax

Cl— Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE—Utah Charter School Enhancement Program

Cost figures are shown in thousands.

June 30, 2022	11	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,466	$—	$120,466
Cash Equivalent	1,257	—	—	1,257

Total Investments in Securities	$1,257	$120,466	$—	$121,723

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	12

Bishop Street Funds	(Unaudited)

Statement of Assets and Liabilities (000)

June 30, 2022

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$128,370
Investments, at Value	$121,723
Dividends and Interest Receivable	2,095
Receivable for Fund Shares Sold	285
Due from Shareholder Servicing Agent	11
Prepaid Expenses	11
Total Assets	124,125
Liabilities:
Income Distribution Payable	128
Payable for Investment Securities Purchased	16
Advisory Fees Payable	13
Administrative Fees Payable	7
Distribution Fees Payable, Class A	3
Payable for Fund Shares Redeemed	2
Chief Compliance Officer Fees Payable	2
Audit Expense Payable	14
Transfer Agent Fees Payable	14
Printing Expense Payable	17
Other Accrued Expenses Payable	16
Total Liabilities	232
Net Assets	$123,893

Paid-in Capital	$130,978
Total Distributable Loss	(7,085)
Net Assets	$123,893

Class I Shares:
Net Assets	$110,333
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,107
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$9.93

Class A Shares:
Net Assets	$13,560
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,365
Net Asset Value, Offering and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	$9.94*

Maximum Offering Price Per Shares — Class A ($9.94/ 97.00%)	$10.25

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

June 30, 2022	13	www.bishopstreetfunds.com

Bishop Street Funds	(Unaudited)

Statement of Operations (000)

For the six-month period ended June 30, 2022

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$1,296
Dividend Income	2
Total Investment Income	1,298
Expenses:
Investment Adviser Fees	223
Shareholder Servicing Fees	146
Administrative Fees	127
Distribution Fees, Class A	19
Chief Compliance Officer Fees	4
Transfer Agent Fees	51
Legal Fees	24
Printing Fees	22
Trustees’ Fees	17
Pricing Fees	16
Audit Fees	14
Registration Fees	6
Custody Fees	3
Miscellaneous Expenses	12
Total Expenses	684
Less Waivers:
Investment Adviser Fees	(137)
Shareholder Servicing Fees	(95)
Administrative Fees	(83)
Total Waivers	(315)
Total Net Expenses	369
Net Investment Income	929
Net Realized (Loss) on Investments	(405)
Net Change in Unrealized (Depreciation) on Investments	(10,117)
Net Realized and Unrealized Loss on Investments	(10,522)
Decrease in Net Assets Resulting from Operations	$(9,593)

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	14

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2022 (unaudited) and the year ended December 31, 2021

	Hawaii Municipal Bond Fund
	2022	2021
Investment Activities from Operations:
Net Investment Income	$929	$1,903
Net Realized Gain (Loss) on Investments	(405)	132
Net Change in Unrealized Depreciation on Investments	(10,117)	(1,338)
Increase (Decrease) in Net Assets Resulting from Operations	(9,593)	697
Distributions:
Class I Shares	(842)	(1,959)
Class A Shares	(94)	(251)
Total Distributions	(936)	(2,210)
Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	5,801	24,979
Reinvestments of Cash Distributions	136	284
Cost of Shares Redeemed	(4,708)	(14,317)
Total Class I Capital Share Transactions	1,229	10,946
Class A Shares:
Proceeds from Shares Issued	53	878
Reinvestments of Cash Distributions	71	190
Cost of Shares Redeemed	(2,227)	(649)
Total Class A Capital Share Transactions	(2,103)	419
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(874)	11,365
Total Increase (Decrease) in Net Assets	(11,403)	9,852
Net Assets:
Beginning of Period/Year	135,296	125,444
End of Period/Year	$123,893	$135,296
Share Transactions:
Class I Shares:
Shares Issued	566	2,302
Shares Issued in Lieu of Cash Distributions	13	26
Shares Redeemed	(455)	(1,323)
Total Class I Transactions	124	1,005
Class A Shares:
Shares Issued	5	81
Shares Issued in Lieu of Cash Distributions	7	18
Shares Redeemed	(221)	(60)
Total Class A Transactions	(209)	39
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(85)	1,044

The accompanying notes are an integral part of the financial statements.

June 30, 2022	15	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2022 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2022	$10.78	$0.08	$(0.85)	$(0.77)	$(0.08)	$—
2021	10.90	0.16	(0.10)	0.06	(0.16)	(0.02)
2020	10.73	0.20	0.21	0.41	(0.20)	(0.04)
2019	10.39	0.25	0.34	0.59	(0.25)	—
2018	10.58	0.26	(0.19)	0.07	(0.26)	—^
2017	10.45	0.25	0.14	0.39	(0.25)	(0.01)
Class A Shares:
2022	$10.77	$0.06	$(0.83)	$(0.77)	$(0.06)	$—
2021	10.90	0.14	(0.11)	0.03	(0.14)	(0.02)
2020	10.74	0.17	0.20	0.37	(0.17)	(0.04)
2019	10.39	0.22	0.35	0.57	(0.22)	—
2018	10.58	0.23	(0.20)	0.03	(0.22)	—^
2017	10.45	0.23	0.13	0.36	(0.22)	(0.01)

(1)	Per share net investment income calculated using average shares.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

*	Annualized
^	Amount is less than $0.005.

Amounts designated as “-” are either $0 or have been rounded to $0.

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Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.08)	$9.93	(7.19)%	$110,333	0.55	%*	1.04	%*	1.49	%*	6%
(0.18)	10.78	0.62	118,341	0.55		1.03		1.49		14
(0.24)	10.90	3.85	108,718	0.55		1.04		1.85		31
(0.25)	10.73	5.69	111,254	0.55		1.04		2.31		36
(0.26)	10.39	0.66	109,130	0.55		1.07		2.47		21
(0.26)	10.58	3.74	117,285	0.55		1.04		2.39		25

$(0.06)	$9.94	(7.13)%	$13,560	0.80	%*	1.29	%*	1.24	%*	6%
(0.16)	10.77	0.27	16,955	0.80		1.28		1.25		14
(0.21)	10.90	3.50	16,726	0.80		1.29		1.60		31
(0.22)	10.74	5.48	17,059	0.80		1.29		2.06		36
(0.22)	10.39	0.34	17,130	0.80		1.32		2.21		21
(0.23)	10.58	3.46	20,335	0.80		1.29		2.14		25

The accompanying notes are an integral part of the financial statements.

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Bishop Street Funds

Notes to Financial Statements

June 30, 2022

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Fund consists of the Hawaii Municipal Bond Funds (the “Fund”). The Fund is non-diversified. Class A Shares of the Fund are subject to a sales load as disclosed in the prospectus. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

The Board of Trustees of the Trust, at the recommendation of Bishop Street Capital Management approved a plan of liquidation providing for the liquidation of the Bishop Street High Grade Income Fund’s assets and the distribution of the net proceeds pro rata to the Fund’s shareholders. The Fund was closed to investments from new and existing shareholders effective as of the Fund’s close of business on July 1, 2021. The distribution of the Fund’s assets occurred and the Fund ceased operations and liquidated on July 29, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Fund’s investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Investment companies are valued at Net Asset Value.

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities

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at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Fund’s Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

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Bishop Street Funds

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended June 30, 2022, there have been no changes to the Fund’s fair value methodologies.

Federal Income Taxes

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets.

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Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the Fund. Any net realized capital gains will be distributed at least annually for the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares.

Cash Overdraft Charges

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Fund’s custodian. If the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statement of Operations. For the six-month period ended June 30, 2022, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Fund by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.35% of the average daily net assets of the Fund. The Adviser has contractually agreed, through April 30, 2023, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

The contractual expense limitations are as follows:

Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2022, the Adviser did not recapture any previously waived fees.

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Bishop Street Funds

As of June 30, 2022, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

Hawaii Municipal Bond Fund	Expires
$287	12/31/2022
280	12/31/2023
275	12/31/2024
137	12/31/2025

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive a portion of its fee equal to 0.07% of the Fund’s average daily net assets. These fee waivers are voluntary and may be discontinued at any time. For the six-month period ended June 30, 2022, the Fund was charged $127 for these services. For the six-month period ended June 30, 2022, the Administrator waived $83 for these services to the Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Fund. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Fund. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Fund has adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. The Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of the fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount

Bishop Street Funds	22

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it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Fund. SIDCO has voluntarily agreed to waive a portion its fee equal 0.15% of average daily net asset value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2022 are presented below for the Fund.

Purchases
Other	$11,135
Sales and Maturities
Other	$7,705

For the six-month period ended June 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

7.	FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

June 30, 2022	23	www.bishopstreetfunds.com

Bishop Street Funds

The tax character of dividends and distributions declared during the years ended December 31, 2021 and 2020 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
2021	$7	$1,895	$308	$2,210
2020	80	2,276	380	2,736

As of December 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	$7
Post October Losses	(34)
Unrealized Appreciation	3,470
Other Temporary Differences	1

Total Distributable Earnings	$3,444

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Fund had no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at December 31, 2021 is different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2022, were as follows:

Hawaii Municipal Bond Fund
Federal Tax Cost	$128,370

Gross Unrealized Appreciation	90
Gross Unrealized Depreciation	(6,737)

Net Unrealized Depreciation	$(6,647)

8.	RISKS

The Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, the Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or

Bishop Street Funds	24

(Unaudited)

financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of the Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

% of investments in securities with credit enhancements or liquidity enhancements	1.46%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	0.86% (Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Fund’s investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

Through August 1, 2022, the Fund, had entered into an agreement which enabled it to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with U.S. Bank, N.A. (the “Bank”). The proceeds from the borrowings are permitted to be used to finance the Fund’s short term general working capital requirements, including the funding of shareholder redemptions.

For the six-month period ended June 30, 2022 the Fund did not have borrowings under the line of credit.

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Bishop Street Funds

10.	OTHER

At June 30, 2022, the percentage of total shares outstanding held by share-holders owning 10% or greater of total shares outstanding of the Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Hawaii Municipal Bond Fund, Class I Shares	1	80.53%
Hawaii Municipal Bond Fund, Class A Shares	–	–

11.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Bishop Street Funds

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Bishop Street Funds	28

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Note: Because the return is set at 5% for comparison purposes - NOT your Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Hawaii Municipal Bond Fund—Class I
Actual Fund Return	$1,000.00	$928.10	0.55%	$2.63
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76
Hawaii Municipal Bond Fund—Class A
Actual Fund Return	$1,000.00	$928.70	0.80%	$3.83
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Bishop Street Funds	(Unaudited)

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 24, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund‘s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that material changes had been made to the Program during the period covered by the report relating to the frequency of meetings of the members of the Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Bishop Street Funds

Renewal of Investment Advisory Agreement

Bishop Street Hawaii Municipal Bond Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 22-23, 2022 to decide whether to renew the Agreement for an additional one-year term (the “February Meeting”). The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Bishop Street Funds	32

(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

June 30, 2022	33	www.bishopstreetfunds.com

Bishop Street Funds

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA19456

TRANSFER AGENT

DST SYSTEMS,INC.

KANSAS CITY, MO 64121

CUSTODIAN

U.S. BANK, N.A.

MILWAUKIE, OR 97222

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL

1-800-262-9565 OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721 THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS RE-PORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDI- ARY OF BNP PARIBAS. BSF-SA-004-2800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller and CFO

Date: September 7, 2022